5 Financial risk management (Details 6) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of financial risk management [line items]
Assets	$ 4,946	$ 4,138
Liabilities	1	279
Derivative financial instruments [member]
Summary of financial risk management [line items]
Liabilities	1	279
Level 1 [member]
Summary of financial risk management [line items]
Assets	4,946	4,138
Liabilities
Level 1 [member] | Derivative financial instruments [member]
Summary of financial risk management [line items]
Liabilities
Level 2 [member]
Summary of financial risk management [line items]
Assets
Liabilities	1	279
Level 2 [member] | Derivative financial instruments [member]
Summary of financial risk management [line items]
Liabilities	1	279
Money market funds [member]
Summary of financial risk management [line items]
Assets		3,798
Money market funds [member] | Level 1 [member]
Summary of financial risk management [line items]
Assets		3,798
Money market funds [member] | Level 2 [member]
Summary of financial risk management [line items]
Assets
Government bonds [member]
Summary of financial risk management [line items]
Assets	2,222
Government bonds [member] | Level 1 [member]
Summary of financial risk management [line items]
Assets	2,222
Government bonds [member] | Level 2 [member]
Summary of financial risk management [line items]
Assets
Money market funds [member]
Summary of financial risk management [line items]
Assets	2,724	340
Money market funds [member] | Level 1 [member]
Summary of financial risk management [line items]
Assets	2,724	340
Money market funds [member] | Level 2 [member]
Summary of financial risk management [line items]
Assets